Madison Funds®

Supplement dated September 2, 2025

This Supplement dated September 2, 2025, amends the Prospectus for the Madison Funds (the “Trust”) dated February 28, 2025.

and the Summary Prospectus for the Madison Tax-Free National Fund, Madison Core Bond Fund

and Madison Mid Cap Fund dated February 28, 2025.

Effective September 2, 2025, the investment adviser to the Madison Funds, Madison Asset Management, LLC (“Madison”), has agreed to certain fee reductions for certain Madison Funds as indicated below.

Prospectus, p. 17 and Summary Prospectus – Madison Tax-Free National Fund - Fund Summary

Effective September 2, 2025, Madison agreed to reduce its administrative services fee for the Tax-Free National Fund from 0.35% to 0.20% as reflected in “Other Expenses.”

As a result of the foregoing, the total annual fund operating expenses for the Class Y shares are reduced from 0.76% to 0.61%, as reflected in the new fee table and expense example set forth below.

Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:

Fees and Expenses:

Shareholder Fees: (fees paid directly from your investment)	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.61%

Example:

	1 Year	3 Years	5 Years	10 Years
Class Y	$62	$195	$340	$762

Prospectus, p. 26 and Summary Prospectus – Madison Core Bond Fund - Fund Summary

Effective September 2, 2025, Madison agreed to reduce its management fee for the Core Bond Fund from 0.39% to 0.25% in conjunction with eliminating the Fund’s breakpoints.

As a result of the foregoing, the total annual fund operating expenses for the Class Y shares, for example, are reduced from 0.60% to 0.46%, as reflected in the new fee table and expense example set forth below.

Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:

Fees and Expenses:

Shareholder Fees: (fees paid directly from your investment)	Class A	Class Y	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None	None	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None	None	None	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class Y	Class I	Class R6
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	None	None	None
Other Expenses	0.21%	0.21%	0.11%	0.03%
Total Annual Fund Operating Expenses	0.71%	0.46%	0.36%	0.28%

MF-PROSUP (0925)

Example:

	1 Year	3 Years	5 Years	10 Years
Class A	$519	$667	$827	$1,293
Class Y	47	148	258	579
Class I	37	116	202	456
Class R6	29	90	157	356

Prospectus, p. 43 and Summary Prospectus – Madison Mid Cap Fund - Fund Summary

Effective September 2, 2025, Madison agreed to reduce its administrative services fee for the Mid Cap Fund Class A from 0.40% to 0.20% as reflected in “Other Expenses.”

As a result of the foregoing, the total annual fund operating expenses for the Class A shares are reduced from 1.36% to 1.16%, as reflected in the new fee table and expense example set forth below.

Fund Summary. The “Fees and Expenses” and “Example” charts are deleted and replaced with the following:

Fees and Expenses:

Shareholder Fees: (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management Fees[1]	0.71%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.16%

1 The Fund’s management fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion.

Example:

	1 Year	3 Years	5 Years	10 Years
Class A	$686	$922	$1,177	$1,903

Prospectus, p. 64 - Investment Adviser section:

The chart is updated to delete and replace the management fee for the Core Bond Fund as follows:

Fund	Management Fee
Core Bond	0.25%

Prospectus, p. 64 - Administrative Services Agreement:

The chart is updated to delete and replace the administrative services fee for the Tax-Free National Fund and the Mid Cap Fund as follows:

Fund	Administrative Services Fee
Tax-Free National	0.20%
Mid Cap	0.20%[1,2,3]

1 The annual administrative services fee for the Fund's Class I share is 0.10%.

2 The annual administrative services fee for the Fund's Class R6 share is 0.02%.

3 The annual administrative services fee for the Fund's Class Y share is 0.20%.

Please keep this Supplement with your records for future reference

MF-PROSUP (0925)